OTHER FINANCIAL ITEMS (Tables)	12 Months Ended
Dec. 31, 2015
Other Income and Expenses [Abstract]
Other financial items
Other financial items comprise the following items:

	Year ended December 31
(in thousands of $)	2015	2014	2013
Net increase/(decrease) in fair value of non-designated derivatives	(13,051)	(7,636)	7,726
Net cash payments on non-designated derivatives	(6,453)	(7,196)	(2,653)
Net increase/(decrease) in fair value of designated derivatives (ineffective portion)	(227)	(63)	224
Other items	(1,558)	(1,337)	(3,294)
Total other financial items	(21,289)	(16,232)	2,003